UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           01/24/01
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  129

Form 13F Information Table Value Total:  117868



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
***L M ERICSSON TELEPHONE CO   Common           294821400     1524 136200.000SH      SOLE               136200.000
ADC Telecomm                   Common           000886101      555 30600.000SH       SOLE                30600.000
AOL Time Warner Inc            Common           00184A105      666 19126.000SH       SOLE                19126.000
AT&T Wireless Group            Common           001957406      485 28000.000SH       SOLE                28000.000
Abbott Laboratories            Common           002824100      745 15390.000SH       SOLE                15390.000
Adobe Systems, Inc.            Common           00724F101     1164 20000.000SH       SOLE                20000.000
Advance Radio Telecom Corp.    Common           00754U101       13 12400.000SH       SOLE                12400.000
Affymetrix Corporation         Common           00826T108     3446 46300.000SH       SOLE                46300.000
Agile Software Corp.           Common           00846X105      400 8100.000 SH       SOLE                 8100.000
Agilent Technologies           Common           00846U101     2606 47606.000SH       SOLE                47606.000
Alza Corporation               Common           022615108     2067 48644.000SH       SOLE                48644.000
Applied Materials              Common           038222105     1169 30600.000SH       SOLE                30600.000
Ariba Inc.                     Common           04033V104      236 4400.000 SH       SOLE                 4400.000
Aspect Telecommunications Corp Common           04523Q102      322 40000.000SH       SOLE                40000.000
Avery Dennison Corp.           Common           053611109      549 10000.000SH       SOLE                10000.000
Baxter International Inc       Common           071813109      378 4275.000 SH       SOLE                 4275.000
Boeing Co.                     Common           097023105      330 5000.000 SH       SOLE                 5000.000
Boston Scientific              Common           101137107      665 48550.000SH       SOLE                48550.000
Bristol Myers Squibb Company   Common           110122108     1195 16160.000SH       SOLE                16160.000
Business Objects               Common           12328X107     1274 22500.000SH       SOLE                22500.000
Cambridge Technology Partners  Common           132524109      525 200000.000SH      SOLE               200000.000
CheckFree Corporation          Common           162813109     1224 28795.000SH       SOLE                28795.000
Chippac Inc 'A'                Common           169657103       84 28300.000SH       SOLE                28300.000
Cisco Corp.                    Common           17275R102     2870 75022.680SH       SOLE                75022.680
Coherent Corp.                 Common           192479103      487 15000.000SH       SOLE                15000.000
Colt Telecom ADR               Common           196877104     3841 43775.000SH       SOLE                43775.000
Commerce One                   Common           200693109     7751 306232.000SH      SOLE               306232.000
Concord Communications         Common           206186108      638 72900.000SH       SOLE                72900.000
Concur Technologies            Common           206708109      111 100000.000SH      SOLE               100000.000
Conexant Systems Inc.          Common           207142100     1414 91950.000SH       SOLE                91950.000
Corixa Corp                    Common           21887F100     2914 104539.000SH      SOLE               104539.000
Cornerstone Realty Income Trus Common           21922V102      106 10000.000SH       SOLE                10000.000
Ditech Communications          Common           25500M103     1119 69670.000SH       SOLE                69670.000
Duke Power Company             Common           264399106      426 5000.000 SH       SOLE                 5000.000
Dupont Corporation             Common           263534109      290 6000.000 SH       SOLE                 6000.000
E.Piphany, Inc.                Common           26881v100      428 7928.500 SH       SOLE                 7928.500
EBT Intl Inc                   Common           268248101      186 90000.000SH       SOLE                90000.000
EMC Corporation                Common           268648102      465 7000.000 SH       SOLE                 7000.000
East-West Bancorp              Common           27579r107      249 10000.000SH       SOLE                10000.000
Egghead.com Inc.               Common           282329101        9 15000.000SH       SOLE                15000.000
Electric Lightwave             Common           284895109       84 25350.000SH       SOLE                25350.000
Eli Lilly & Co.                Common           532457108     1191 12800.000SH       SOLE                12800.000
Enron Corp.                    Common           293561106     1143 13754.000SH       SOLE                13754.000
Entrust Technologies           Common           293848107     2503 192562.000SH      SOLE               192562.000
Eprise Corp                    Common           294352109      485 267500.000SH      SOLE               267500.000
Fairchild Semiconductor Intl   Common           303726103      664 46020.000SH       SOLE                46020.000
First Republic Bank            Common           336158100      660 20000.000SH       SOLE                20000.000
GST Telecommunications         Common           361942105        0 24000.000SH       SOLE                24000.000
Gemstar International Group Lt Common           36866W106      607 13160.000SH       SOLE                13160.000
Genentech Inc - New            Common           368710406     1630 20000.000SH       SOLE                20000.000
Global Sports                  Common                          112 20242.000SH       SOLE                20242.000
Greater Bay Bancorp.           Common           391648102      820 20000.000SH       SOLE                20000.000
Guidant Corp.                  Common           401698105     1802 33407.000SH       SOLE                33407.000
Halliburton                    Common           406216101      961 26500.000SH       SOLE                26500.000
Healthsouth Corp               Common           421924101     1408 86300.000SH       SOLE                86300.000
Hertz Corporation              Common           428040109      375 11000.000SH       SOLE                11000.000
Hewlett Packard Company        Common           428236103      542 17180.000SH       SOLE                17180.000
I 2 Technologies               Common           465754109      299 5500.000 SH       SOLE                 5500.000
I3 Mobile Inc                  Common           465713105      101 25300.000SH       SOLE                25300.000
Imperial Oil                   Common           453038408      237 9000.000 SH       SOLE                 9000.000
Incyte Pharmaceuticals         Common           45337C102      410 16500.000SH       SOLE                16500.000
Infineon Technologies AG       Common           45662N103      752 20900.000SH       SOLE                20900.000
Infinity Broadcasting Corp.    Common           45662s102      377 13500.000SH       SOLE                13500.000
Inhale Therapeutics            Common           457191104     2586 51200.000SH       SOLE                51200.000
Intel Corp.                    Common           458140100      752 25000.000SH       SOLE                25000.000
Internet Capital Group         Common           46059C106       55 16800.000SH       SOLE                16800.000
Intuit Corp.                   Common           461202103      402 10200.000SH       SOLE                10200.000
JD Edwards                     Common           281667105      232 13000.000SH       SOLE                13000.000
Johnson & Johnson              Common           478160104      806 7668.000 SH       SOLE                 7668.000
KLA/Tencor                     Common           482480100      674 20000.000SH       SOLE                20000.000
Legato Systems Inc.            Common           524651106     1608 216250.000SH      SOLE               216250.000
Lockheed Martin                Common           539830109      849 25000.000SH       SOLE                25000.000
Loral Space & Communications   Common           G56462107       34 10680.000SH       SOLE                10680.000
Lucent Technologies            Common           549463107      698 51668.000SH       SOLE                51668.000
MCI Worldcom Inc.              Common           98157D106      158 11250.000SH       SOLE                11250.000
MDSI - Mobile Data Solutions I Common           55268N100      157 20000.000SH       SOLE                20000.000
McDonald's Corp                Common           580135101      918 27000.000SH       SOLE                27000.000
McKesson HBOC Inc.             Common           58155q103      953 26550.000SH       SOLE                26550.000
Mercury Interactive            Common           589405109     1552 17200.000SH       SOLE                17200.000
Millenium Pharmaceutical       Common           599902103     2958 47800.000SH       SOLE                47800.000
Motorola, Inc.                 Common           620076109      748 36930.000SH       SOLE                36930.000
National Instruments           Common           636518102     5489 113022.000SH      SOLE               113022.000
Net Genesis Corp               Common           64107E107      162 50000.000SH       SOLE                50000.000
Nextel Communications, Inc.    Common           65332V103      371 15000.000SH       SOLE                15000.000
Nokia Corporation              Common           654902204     1799 41350.000SH       SOLE                41350.000
Nortel Networks                Common           656568102      687 21415.000SH       SOLE                21415.000
Novoste Corp.                  Common           67010C100      830 30200.000SH       SOLE                30200.000
Oratec Interventions           Common           68554M108      102 20000.000SH       SOLE                20000.000
P S C Inc.                     Common           69361E107      607 808887.000SH      SOLE               808887.000
Pfizer Inc.                    Common           717081103      345 7500.000 SH       SOLE                 7500.000
Pharmacia Corp.                Common           71713u102      976 16000.000SH       SOLE                16000.000
Phillips Petroleum             Common           718507106      284 5000.000 SH       SOLE                 5000.000
Pinnacle Holdings Inc.         Common           72346n101      302 33275.000SH       SOLE                33275.000
Polartechnics, Ltd.            Common           Q7682M103       19 10000.000SH       SOLE                10000.000
Portal Software, Inc.          Common           736126103     1507 192100.000SH      SOLE               192100.000
Proctor and Gamble             Common           742718109      784 10000.000SH       SOLE                10000.000
Qualcomm                       Common           747525103      304 3700.000 SH       SOLE                 3700.000
Quicklogic Corp                Common           74837P108       69 10000.000SH       SOLE                10000.000
RSA Security Dynamics Technolo Common           749719100     1110 21000.000SH       SOLE                21000.000
Remedy Corporation             Common           759548100      798 48180.000SH       SOLE                48180.000
S1 Corp.                       Common           78463B101      436 83000.000SH       SOLE                83000.000
ST Microelectronics            Common           861012102     1633 38150.000SH       SOLE                38150.000
Sage Inc                       Common           786632109     1101 74666.000SH       SOLE                74666.000
Silicon Storage Technology Inc Common           827057100      289 24500.000SH       SOLE                24500.000
Silicon Valley Bancshares      Common           827064106      691 20000.000SH       SOLE                20000.000
Sirius Satellite Radio         Common           82966U103      859 28700.000SH       SOLE                28700.000
Smart Force (Formerly CBT Grou Common           83170A206      512 13625.000SH       SOLE                13625.000
Spieker Properties             Common           848497103      526 10500.000SH       SOLE                10500.000
Sprint Corporation             Common           852061100      213 10500.000SH       SOLE                10500.000
St. Jude Medical               Common           790849103      614 10000.000SH       SOLE                10000.000
Sylvan Learning System         Common           871399101     1284 86700.000SH       SOLE                86700.000
Symbol Technologies            Common           871508107     2085 57925.000SH       SOLE                57925.000
TIBCO Software                 Common           88632Q103     1704 35550.000SH       SOLE                35550.000
Tektronix, Inc.                Common           879131100      205 6100.000 SH       SOLE                 6100.000
Texas Instruments              Common           882508104     1548 32670.000SH       SOLE                32670.000
United Parcel Service          Common           911312106      705 12000.000SH       SOLE                12000.000
Unocal Corp.                   Common           915289102      387 10000.000SH       SOLE                10000.000
VA Linux Systems Inc           Common           91819B105      859 105740.000SH      SOLE               105740.000
Verizon Communications         Common           92343V104      612 12200.000SH       SOLE                12200.000
Viasat, Inc.                   Common           92552V100     1563 119060.000SH      SOLE               119060.000
Viatel, Inc.                   Common           925529208       87 23262.000SH       SOLE                23262.000
Vitria Technology              Common           92849Q104      938 121000.000SH      SOLE               121000.000
Vodafone Airtouch Plc Adr      Common           92857T107      537 15000.000SH       SOLE                15000.000
Wal Mart                       Common           931142103      478 9000.000 SH       SOLE                 9000.000
Wells Fargo & Company          Common           949740104      891 16000.000SH       SOLE                16000.000
Williams Companies             Common           969457100      539 13500.000SH       SOLE                13500.000
XM Satellite Radio             Common           983759101      161 10000.000SH       SOLE                10000.000
Xilinx, Inc.                   Common           983919101      324 7022.830 SH       SOLE                 7022.830
Zion Bancorp                   Common           989701107     1311 21000.000SH       SOLE                21000.000
